UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, LP

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steve Johnson
Title:  Chief Operating Officer
Phone:  (610) 727-3906


Signature, Place and Date of Signing:

/s/ Steve Johnson                     Berwyn, PA           August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $58,523
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

(1)        028-13320                       Redstone Investors, LP.

                        FORM 13F INFORMATION TABLE
                                                                 June 30, 2009

COLUMN 1                        COLUMN  2      COLUMN 3      COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7       COLUMN 8

                                TITLE                         VALUE     SHRS OR SH/ PUT/  INVESTMENT    OTHER     VOTING  AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP         (x1000)    PRN AMT PRN CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
ACTIVISION BLIZZARD INC         COM            00507V109       917      72,632   SH       Shared-Defined  1     72,632
AGILENT TECHNOLOGIES INC        COM            00846U101       735      36,169   SH       Shared-Defined  1     36,169
AGNICO EAGLE MINES LTD          COM            008474108     1,160      22,099   SH       Shared-Defined  1     22,099
ALASKA COMMUNICATIONS SYS GR    COM            01167P101       832     113,627   SH       Shared-Defined  1    113,627
ALTERA CORP                     COM            021441100       686      42,127   SH       Shared-Defined  1     42,127
AMERICAN EAGLE OUTFITTERS NE    COM            02553E106       742      52,398   SH       Shared-Defined  1     52,398
AMERICAN PUBLIC EDUCATION IN    COM            02913V103       893      22,570   SH       Shared-Defined  1     22,570
APOLLO GROUP INC                CL A           037604105       795      11,183   SH       Shared-Defined  1     11,183
APPLIED SIGNAL TECHNOLOGY IN    COM            038237103       812      31,842   SH       Shared-Defined  1     31,842
ARCHER DANIELS MIDLAND CO       COM            039483102       602      22,475   SH       Shared-Defined  1     22,475
BOEING CO                       COM            097023105       584      13,747   SH       Shared-Defined  1     13,747
BRIGHAM EXPLORATION CO          COM            109178103       525     150,000   SH       Shared-Defined  1    150,000
BROADCOM CORP                   CL A           111320107       666      26,880   SH       Shared-Defined  1     26,880
CEPHALON INC                    COM            156708109       845      14,916   SH       Shared-Defined  1     14,916
COGNIZANT TECHNOLOGY SOLUTIO    CL A           192446102       881      32,996   SH       Shared-Defined  1     32,996
COLGATE PALMOLIVE CO            COM            194162103       647       9,145   SH       Shared-Defined  1      9,145
COMTECH TELECOMMUNICATIONS C    COM NEW        205826209     1,407      44,132   SH       Shared-Defined  1     44,132
CVS CAREMARK CORPORATION        COM            126650100     1,221      38,324   SH       Shared-Defined  1     38,324
CYPRESS SEMICONDUCTOR CORP      COM            232806109       699      76,006   SH       Shared-Defined  1     76,006
DENBURY RES INC                 COM NEW        247916208       536      36,411   SH       Shared-Defined  1     36,411
DIAMOND OFFSHORE DRILLING IN    COM            25271C102       563       6,779   SH       Shared-Defined  1      6,779
DYNCORP INTL INC                CL A           26817C101       760      45,275   SH       Shared-Defined  1     45,275
FIRST SOLAR INC                 COM            336433107       371       2,290   SH       Shared-Defined  1      2,290
FLIR SYS INC                    COM            302445101       787      34,889   SH       Shared-Defined  1     34,889
FLOWERS FOODS INC               COM            343498101     1,019      46,662   SH       Shared-Defined  1     46,662
FORCE PROTECTION INC            COM NEW        345203202       606      68,538   SH       Shared-Defined  1     68,538
FORD MTR CO DEL                 COM PAR $0.01  345370860       951     156,719   SH       Shared-Defined  1    156,719
GEOEYE INC                      COM            37250W108     1,422      60,368   SH       Shared-Defined  1     60,368
GILEAD SCIENCES INC             COM            375558103     1,184      25,280   SH       Shared-Defined  1     25,280
GOODRICH PETE CORP              COM NEW        382410405       661      26,874   SH       Shared-Defined  1     26,874
HARRIS STRATEX NTWRKS INC       CL A           41457P106       996     153,700   SH       Shared-Defined  1    153,700
HESS CORP                       COM            42809H107       878      16,342   SH       Shared-Defined  1     16,342
ILLUMINA INC                    COM            452327109       823      21,130   SH       Shared-Defined  1     21,130
INTERDIGITAL INC                COM            45867G101       509      20,830   SH       Shared-Defined  1     20,830
INTEROIL CORP                   COM            460951106     1,023      34,662   SH       Shared-Defined  1     34,662
IPC THE HOSPITALIST CO INC      COM            44984A105       688      25,770   SH       Shared-Defined  1     25,770
JPMORGAN CHASE & CO             COM            46625H100     1,003      29,401   SH       Shared-Defined  1     29,401
KING PHARMACEUTICALS IN         COM            495582108       504      52,300   SH       Shared-Defined  1     52,300
LEAP WIRELESS INTL INC          COM NEW        521863308       873      26,500   SH       Shared-Defined  1     26,500
LOWES COS IN                    COM            548661107       771      39,698   SH       Shared-Defined  1     39,698
LUMINEX CORP DEL                COM            55027E102       905      48,838   SH       Shared-Defined  1     48,838
MASTEC INC                      COM            576323109       474      40,415   SH       Shared-Defined  1     40,415
MASTERCARD INC                  CL A           57636Q104       648       3,875   SH       Shared-Defined  1      3,875
MCDERMOTT INTL INC              COM            580037109       818      40,300   SH       Shared-Defined  1     40,300
MICRON TECHNOLOGY INC           COM            595112103       665     131,403   SH       Shared-Defined  1    131,403
MICROSOFT CORP                  COM            594918104       882      37,091   SH       Shared-Defined  1     37,091
MONSANTO CO NEW                 COM            61166W101       961      12,930   SH       Shared-Defined  1     12,930
MSCI INC                        CL A           55354G100       795      32,540   SH       Shared-Defined  1     32,540
MYLAN INC                       COM            628530107       780      59,795   SH       Shared-Defined  1     59,795
NAVIGANT CONSULTING INC         COM            63935N107       632      48,892   SH       Shared-Defined  1     48,892
NCI INC                         CL A           62886K104       587      19,304   SH       Shared-Defined  1     19,304
NVIDIA CORP                     COM            67066G104       776      68,722   SH       Shared-Defined  1     68,722
O REILLY AUTOMOTIVE INC         COM            686091109       651      17,084   SH       Shared-Defined  1     17,084
ON SEMICONDUCTOR CORP           COM            682189105       708     103,217   SH       Shared-Defined  1    103,217
ORACLE CORP                     COM            68389X105       917      42,822   SH       Shared-Defined  1     42,822
PHASE FORWARD INC               COM            71721R406       595      39,408   SH       Shared-Defined  1     39,408
PHILIP MORRIS INTL INC          COM            718172109       795      18,216   SH       Shared-Defined  1     18,216
PIONEER NAT RES CO              COM            723787107       596      23,358   SH       Shared-Defined  1     23,358
POWER INTEGRATIONS INC          COM            739276103       670      28,159   SH       Shared-Defined  1     28,159
QUALCOMM INC                    COM            747525103       888      19,657   SH       Shared-Defined  1     19,657
REPUBLIC SVCS INC               COM            760759100     1,159      47,471   SH       Shared-Defined  1     47,471
SBA COMMUNICATIONS CORP         COM            78388J106     1,361      55,460   SH       Shared-Defined  1     55,460
SCHERING PLOUGH CORP            COM            806605101       893      35,556   SH       Shared-Defined  1     35,556
SHIRE PLC                       SPONSORED ADR  82481R106       843      20,335   SH       Shared-Defined  1     20,335
SOURCEFIRE INC                  COM            83616T108       586      47,320   SH       Shared-Defined  1     47,320
SPDR GOLD TRUST                 GOLD SHS       78463V107       905       9,929   SH       Shared-Defined  1      9,929
SUN MICROSYSTEMS INC            COM NEW        866810203       856      92,880   SH       Shared-Defined  1     92,880
SYMANTEC CORP                   COM            871503108       922      59,206   SH       Shared-Defined  1     59,206
TASER INTL INC                  COM            87651B104       637     139,616   SH       Shared-Defined  1    139,616
TENET HEALTHCARE CORP           COM            88033G100       561     199,097   SH       Shared-Defined  1    199,097
TEVA PHARMACEUTICAL INDS LTD    ADR            881624209       900      18,242   SH       Shared-Defined  1     18,242
TRANSOCEAN LTD                  REG SHS        H8817H100       787      10,600   SH       Shared-Defined  1     10,600
WALGREEN CO                     COM            931422109       793      26,959   SH       Shared-Defined  1     26,959


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